Investments in Associates and Joint Ventures - Additional Information (Detail) £ in Millions		12 Months Ended
	May 20, 2021 GBP (£) shares	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£) Associate shares
Disclosure of Investments in Associates and Joint Ventures [line items]
Gain on disposal of interest in associates		£ (36)
Aggregated individually immaterial associates [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Gain on disposal of interest in associates	£ 10
Innoviva Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Significant associate | Associate			1
Number of shares owned | shares	0		32,000,000
Percentage of shares owned			31.60%
Percentage of interest in royalty			15.00%
Market value of investment			£ 291
Disposal of interest in associate	£ 277
Gain on disposal of interest in associates		46
Recycling of exchange differences in associate		£ 10
Book value of investments in associates disposed off	277
Theravance Biopharma Inc [member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Percentage of interest in royalty			85.00%
Others [Member]
Disclosure of Investments in Associates and Joint Ventures [line items]
Book value of investments in associates disposed off	£ 1